Goodwill and intangible assets - Summary of Changes In Goodwill (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of the fiscal year	¥ 1,487,100	¥ 1,275,112
Increase (decrease) due to:
Acquisitions	44,424	70,791
Disposals or classified as held for sale	0	(14,491)
Impairments	0
Translation adjustments	(22,803)	155,688
Total changes	21,621	211,988
Balance at end of the fiscal year	1,508,721	1,487,100
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of the fiscal year	1,884,627	1,649,041
Increase (decrease) due to:
Balance at end of the fiscal year	1,903,617	1,884,627
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of the fiscal year	(397,527)	(373,929)
Increase (decrease) due to:
Balance at end of the fiscal year	¥ (394,896)	¥ (397,527)